SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Capitalized Section 174 Costs	$ 4,423	$ 2,461
Accrued Professional Fees	215
Stock based compensation	4,997	4,853
Partnership income	158	128
Loss on contingency	215	14
Net Operating Loss Carryforward	13,626	9,291
Other	2	11
Total deferred tax assets	23,636	16,758
Valuation allowance	(22,783)	(15,771)
Net deferred tax assets	853	987
Intellectual property	(535)	(760)
Property, plant and equipment	(96)	(125)
Software and website development	(138)	(79)
Goodwill	(84)	(23)
Total deferred tax liabilities	(853)	(987)
Net deferred tax assets (liabilities)